GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
11.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit which is the same as reportable segment is as follows:

	2012				2013
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$43,923,184	$5,267,663	$68,831,261	$118,022,108	$43,929,382	$20,274,048	$68,408,299	$132,611,729
Goodwill recognized in acquisition	-	14,953,476	-	14,953,476	-	-	-	-
Exchange differences	6,198	52,909	(422,962)	(363,855)	106,018	608,682	2,098,524	2,813,224

Ending balance	43,929,382	20,274,048	68,408,299	132,611,729	44,035,400	20,882,730	70,506,823	135,424,953

Accumulated impairment loss:
Beginning balance	(41,878,521)	-	(3,176,478)	(45,054,999)	(41,878,521)	-	(3,182,185)	(45,060,706)
Exchange differences	-	-	(5,707)	(5,707)	-	-	(97,618)	(97,618)

Ending balance	(41,878,521)	-	(3,182,185)	(45,060,706)	(41,878,521)	-	(3,279,803)	(45,158,324)

Goodwill, net	$2,050,861	$20,274,048	$65,226,114	$87,551,023	$2,156,879	$20,882,730	$67,227,020	$90,266,629

During 2011, the Company determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill, and hence, the Company performed an impairment test on goodwill as of September 30, 2011. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The income approach valuations included cash flow discount rates of 22.0%, 22.5% and 25.0%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Since the fair value of WVAS reporting unit is lower than its carrying value as a result of a decline of expected business performance, WVAS reporting unit failed in the first step of the impairment test and the Company determined that there is an impairment loss of $20,255,242 relating to the unit as of September 30, 2011 based on result of the second step of the impairment test. For the purpose of its annual goodwill impairment test, the Company performed another test as of December 31, 2011 using the same valuation methodology and assumptions on relevant discount rates and growth rates described above and concluded that no further impairment loss needs to be recognized as of December 31, 2011.

As of December 31, 2012, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The income approach valuations included cash flow discount rates of 25.0%, 24.0% and 26.0%, and terminal value growth rates of 1%, 1% and 3% for WVAS, mobile games and internet games reporting units, respectively. Based on the results of the goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. Accordingly, there was no goodwill impairment needed to be recognized for the fiscal year 2012.

As of December 31, 2013, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology The income approach valuations included cash flow discount rates of 26.0%, 25.0% and 27.0%, and terminal value growth rates of 1%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Based on the results of the goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. Accordingly, there was no goodwill impairment needed to be recognized for the fiscal year 2013.

During the years ended December 31, 2011, 2012 and 2013, the Company recognized goodwill impairment losses of $20,255,242, $nil and $nil, respectively.